MFS® Bond Portfolio
MFS® Bond Portfolio

SUPPLEMENT TO PROSPECTUS
The date of this supplement is February 20, 2015.

MFS® Bond Portfolio
Initial Class & Service Class Shares

Effective April 30, 2015, the name of the fund will change to MFS® Corporate Bond Portfolio.

Effective April 30, 2015, the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in corporate debt instruments. MFS may also invest the fund's assets in U.S. Government securities.

MFS invests the majority of the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Effective April 30, 2015, "Inflation-Adjusted Debt Instruments Risk" and "Municipal Risk" are deleted from  the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information."